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BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF

Portfolio of Investments
Columbia Research Enhanced Emerging Economies ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Emerging Economies ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks 97 .2%
Brazil 1.7%
Ambev SA 294,681 927,434
B3 SA - Brasil Bolsa Balcao 304,114 853,713
Banco BTG Pactual SA 9,900 103,458
Embraer SA 35,072 554,612
Equatorial SA 18,300 137,676
Raia Drogasil SA 33,600 109,123
Rede D'Or Sao Luiz SA
(a)
6,400 42,919
Suzano SA 48,229 370,387
TOTVS SA 4,200 23,288
Vale SA 177,594 2,672,169
Vibra Energia SA 15,600 90,087
XP, Inc., Class A 5,143 83,625
Total 5,968,491
Chile 0.3%
Falabella SA 53,405 333,370
Latam Airlines Group SA 19,662,812 571,699
Total 905,069
China 20.1%
3SBio, Inc.
(a)
115,582 248,937
AAC Technologies Holdings, Inc. 27,087 147,489
Agricultural Bank of China Ltd., Class H 1,494,198 1,017,466
Airtac International Group 14,397 603,330
Aluminum Corp. of China Ltd., Class H 152,000 144,595
Anhui Conch Cement Co. Ltd., Class H 20,000 42,769
ANTA Sports Products Ltd. 74,554 675,470
Bank of China Ltd., Class H 3,254,528 2,070,899
Bank of Communications Co. Ltd., Class H 137,000 117,747
Bilibili, Inc., Class Z
(b)
18,882 317,106
China CITIC Bank Corp. Ltd., Class H 293,000 248,462
China Coal Energy Co. Ltd., Class H 64,000 80,387
China Construction Bank Corp., Class H 5,044,099 5,190,719
China Galaxy Securities Co. Ltd., Class H 127,130 119,315
China Gold International Resources Corp. Ltd. 7,400 115,595
China Hongqiao Group Ltd. 163,780 418,950
China International Capital Corp. Ltd., Class H
(a)
57,069 152,823
China Life Insurance Co. Ltd., Class H 397,510 1,351,383
Issuer . Shares
.
Value ($)
Common Stocks (continued)
China Merchants Bank Co. Ltd., Class H 191,616 1,097,594
China National Building Material Co. Ltd., Class H 110,000 74,904
China Nonferrous Mining Corp. Ltd. 31,000 44,472
China Oilfield Services Ltd., Class H 30,000 23,910
China Overseas Land & Investment Ltd. 326,965 502,827
China Pacific Insurance Group Co. Ltd., Class H 154,973 531,197
China Petroleum & Chemical Corp., Class H 1,136,060 579,471
China Resources Beer Holdings Co. Ltd. 153,950 417,755
China Resources Gas Group Ltd. 47,100 88,049
China Resources Land Ltd. 185,946 711,342
China Resources Mixc Lifestyle Services Ltd.
(a)
26,400 123,482
China Shenhua Energy Co. Ltd., Class H 203,518 1,041,200
China Taiping Insurance Holdings Co. Ltd. 66,400 152,578
China Yangtze Power Co. Ltd., Class A 353,663 1,379,648
CITIC Ltd. 395,210 534,704
CITIC Securities Co. Ltd., Class H 113,950 396,105
CMOC Group Ltd., Class H 164,036 317,527
Contemporary Amperex Technology Co. Ltd.,
Class H 7,173 642,109
COSCO SHIPPING Holdings Co. Ltd., Class H 76,500 126,914
CRRC Corp. Ltd., Class H 61,000 34,926
East Money Information Co. Ltd., Class A 263,080 790,164
ENN Energy Holdings Ltd. 44,500 229,592
Eoptolink Technology, Inc. Ltd., Class A 12,600 1,127,155
Far East Horizon Ltd. 32,000 21,831
Foxconn Industrial Internet Co. Ltd., Class A 418,200 4,446,773
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
23,600 154,082
Great Wall Motor Co. Ltd., Class H 93,000 104,479
Guangdong Investment Ltd. 244,000 241,447
H World Group Ltd. ADR 12,972 541,192
Haidilao International Holding Ltd.
(a)
85,000 115,110
Haier Smart Home Co. Ltd., Class H 191,011 486,659
Hansoh Pharmaceutical Group Co. Ltd.
(a)
68,000 256,841
Hengan International Group Co. Ltd. 66,500 184,354
Huaneng Power International, Inc., Class H 294,000 205,446
Huatai Securities Co. Ltd., Class H
(a)
32,600 69,423
Hygon Information Technology Co. Ltd., Class A 25,252 1,378,078

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Industrial & Commercial Bank of China Ltd.,
Class H 3,525,846 2,890,977
Industrial Bank Co. Ltd., Class A 329,277 803,612
J&T Global Express Ltd.
(b)
312,800 333,460
JD Health International, Inc.
(a),(b)
59,780 250,340
JD Logistics, Inc.
(a),(b)
68,900 103,235
Jiangxi Copper Co. Ltd., Class H 41,000 161,657
Kanzhun Ltd. ADR 20,272 260,901
KE Holdings, Inc., Class A 95,446 457,145
Kingdee International Software Group Co. Ltd.
(b)
137,497 103,797
Kuaishou Technology
(a)
180,377 956,852
Kunlun Energy Co. Ltd. 242,000 198,425
Kweichow Moutai Co. Ltd., Class A 14,932 2,608,798
Lenovo Group Ltd. 408,771 1,199,930
Li Ning Co. Ltd. 204,213 383,320
Luxshare Precision Industry Co. Ltd., Class A 53,700 557,149
Midea Group Co. Ltd., Class H 45,370 477,880
MMG Ltd.
(b)
84,000 74,338
NAURA Technology Group Co. Ltd., Class A 7,687 1,002,095
NetEase, Inc. 109,060 2,814,793
New China Life Insurance Co. Ltd., Class H 56,586 332,067
New Oriental Education & Technology Group, Inc. 88,084 403,014
Nongfu Spring Co. Ltd., Class H
(a)
114,990 580,958
PDD Holdings, Inc. ADR
(b)
46,508 3,547,630
People's Insurance Co. Group of China Ltd., Class
H 501,929 300,183
PetroChina Co. Ltd., Class H 1,271,599 1,375,043
PICC Property & Casualty Co. Ltd., Class H 386,057 704,961
Ping An Insurance Group Co. of China Ltd., Class
H 350,565 2,282,101
Pop Mart International Group Ltd.
(a)
38,892 767,222
Postal Savings Bank of China Co. Ltd., Class H
(a)
154,000 89,744
Shandong Gold Mining Co. Ltd., Class H
(a)
40,000 85,182
Shanghai Pudong Development Bank Co. Ltd.,
Class A 445,618 565,445
Shenzhou International Group Holdings Ltd. 56,474 283,448
Sinopharm Group Co. Ltd., Class H 102,800 208,561
Sinotruk Hong Kong Ltd. 27,500 135,150
Sungrow Power Supply Co. Ltd., Class A 26,356 617,669
Sunny Optical Technology Group Co. Ltd. 38,002 295,602
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Suzhou TFC Optical Communication Co. Ltd.,
Class A 8,960 399,684
TAL Education Group ADR
(b)
26,041 249,212
Tencent Music Entertainment Group ADR 32,529 271,617
Tingyi Cayman Islands Holding Corp. 130,000 162,126
Tongcheng Travel Holdings Ltd.
(a)
72,270 110,496
Trip.com Group Ltd.
(b)
37,105 1,474,349
Tsingtao Brewery Co. Ltd., Class H 38,000 208,558
Vipshop Holdings Ltd. ADR 22,823 302,633
Wanhua Chemical Group Co. Ltd., Class A 7,100 71,582
Want Want China Holdings Ltd. 314,000 135,737
Weichai Power Co. Ltd., Class H 103,000 447,880
Wuliangye Yibin Co. Ltd., Class A 10,800 117,782
WuXi AppTec Co. Ltd., Class H
(a)
25,322 496,298
Wuxi Biologics Cayman, Inc.
(a),(b)
205,884 908,384
Yankuang Energy Group Co. Ltd., Class H 146,000 205,724
Zhaojin Mining Industry Co. Ltd., Class H 82,150 171,695
Zhejiang Leapmotor Technology Co. Ltd., Class
H
(a),(b)
33,565 147,579
Zhongji Innolight Co. Ltd., Class A 10,100 1,890,381
Zijin Mining Group Co. Ltd., Class H 299,200 1,045,399
ZTE Corp., Class H 30,017 87,425
ZTO Express Cayman, Inc. 27,470 601,099
Total 69,955,106
Colombia 0.0%
Interconexion Electrica SA ESP 12,685 108,529
Czech Republic 0.2%
CEZ AS 14,125 826,504
Egypt 0.1%
Commercial International Bank - Egypt (CIB) 190,164 492,903
Greece 0.4%
Alpha Bank SA 13,461 60,806
National Bank of Greece SA 72,429 1,249,160
Piraeus Bank SA
(b)
3,769 39,161
Public Power Corp. SA 2,593 68,185
Total 1,417,312
Hungary 0.2%
MOL Hungarian Oil & Gas PLC
(b)
60,396 717,813
India 9.9%
Adani Ports & Special Economic Zone Ltd. 50,784 971,164

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Adani Power Ltd.
(b)
166,562 393,747
Bharat Electronics Ltd. 119,249 518,777
Bharat Petroleum Corp. Ltd. 196,411 629,847
Bharti Airtel Ltd. 188,424 3,686,519
Britannia Industries Ltd. 10,035 545,593
Coal India Ltd. 168,798 782,926
Cummins India Ltd. 15,459 924,270
Dr. Reddy's Laboratories Ltd. 54,245 777,698
Eicher Motors Ltd. 10,752 803,457
GAIL India Ltd. 259,868 476,202
GE Vernova T&D India Ltd. 4,108 214,560
HCL Technologies Ltd. 43,123 488,272
Hero MotoCorp Ltd. 12,031 609,349
Hindalco Industries Ltd. 116,570 1,178,030
Hindustan Aeronautics Ltd.
(a)
14,703 680,515
Hindustan Petroleum Corp. Ltd. 78,065 325,303
Hitachi Energy India Ltd. 584 215,440
Indus Towers Ltd.
(b)
125,134 517,807
Infosys Ltd. 134,205 1,418,343
InterGlobe Aviation Ltd.
(a)
17,317 982,102
ITC Ltd. 276,859 839,274
JSW Steel Ltd. 61,510 796,924
Larsen & Toubro Ltd. 56,266 2,462,875
Lupin Ltd. 26,826 685,537
Maruti Suzuki India Ltd. 8,662 1,291,631
Nestle India Ltd. 3,566 52,937
NTPC Ltd. 121,540 457,932
Oil & Natural Gas Corp. Ltd. 315,103 781,942
Persistent Systems Ltd. 640 29,252
Power Finance Corp. Ltd. 141,938 636,225
Power Grid Corp. of India Ltd. 148,916 450,404
REC Ltd. 137,521 528,532
State Bank of India 33,817 366,862
Sun Pharmaceutical Industries Ltd. 81,766 1,608,823
Tata Consultancy Services Ltd. 29,181 626,262
Tata Motors Ltd. 167,933 750,351
Tata Motors Passenger Vehicles Ltd. 87,301 324,824
Tata Steel Ltd. 578,762 1,149,835
Tech Mahindra Ltd. 31,584 468,695
Torrent Pharmaceuticals Ltd. 11,933 582,425
Issuer . Shares
.
Value ($)
Common Stocks (continued)
TVS Motor Co. Ltd. 19,600 716,550
UPL Ltd. 62,226 375,491
Vedanta Aluminium Metal Ltd.
(b)
138,060 654,080
Vedanta Iron & Steel Ltd.
(b)
138,060 51,427
Vedanta Ltd. 131,976 391,430
Vedanta Oil & Gas Ltd.
(b)
138,060 47,022
Vedanta Power Ltd.
(b)
138,060 58,748
WAAREE Energies Ltd. 1,788 55,666
Wipro Ltd. 78,815 141,871
Total 34,523,748
Indonesia 0.7%
Astra International Tbk. PT 1,675,482 423,556
Bank Central Asia Tbk. PT 1,227,300 380,957
Bank Mandiri Persero Tbk. PT 2,661,022 572,983
Bank Rakyat Indonesia Persero Tbk. PT 4,565,340 697,057
Telkom Indonesia Persero Tbk. PT 3,280,703 431,189
Total 2,505,742
Israel —%
Sapiens International Corp. NV
(c)
— —
Kuwait 0.7%
Mabanee Co. KPSC 47,047 140,169
Mobile Telecommunications Co. KSCP 1,133,792 2,232,450
Total 2,372,619
Malaysia 1.1%
CIMB Group Holdings Bhd. 92,700 168,463
IHH Healthcare Bhd. 45,300 93,322
Malayan Banking Bhd. 351,400 929,023
Press Metal Aluminium Holdings Bhd. 49,500 93,234
Public Bank Bhd. 954,000 1,123,041
Telekom Malaysia Bhd. 334,400 610,162
Tenaga Nasional Bhd. 179,900 630,036
YTL Corp. Bhd. 173,200 86,653
Total 3,733,934
Mexico 1.7%
America Movil SAB de CV 117,097 151,785
Cemex SAB de CV 815,787 980,415
Fomento Economico Mexicano SAB de CV 30,290 386,474
Grupo Aeroportuario del Pacifico SAB de CV,
Class B 28,415 719,183

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Grupo Financiero Banorte SAB de CV, Class O 144,884 1,530,366
Grupo Mexico SAB de CV 150,130 1,703,227
Industrias Penoles SAB de CV 6,899 301,754
Total 5,773,204
Philippines 0.2%
International Container Terminal Services, Inc. 20,440 296,425
Manila Electric Co. 3,080 28,607
SM Investments Corp. 44,610 428,872
Total 753,904
Qatar 0.6%
Qatar Islamic Bank QPSC 131,188 787,272
Qatar National Bank QPSC 270,748 1,282,725
Total 2,069,997
Russia —%
Magnit PJSC
(b),(c),(d),(e),(f)
15,524 —
Saudi Arabia 2.1%
Al Rajhi Bank 89,501 1,569,817
Bank AlBilad 92,692 601,713
Banque Saudi Fransi 142,993 738,333
Etihad Etisalat Co. 37,045 596,021
SABIC Agri-Nutrients Co. 24,428 804,904
Saudi Arabian Oil Co.
(a)
134,161 932,685
Saudi National Bank 200,908 2,067,259
Total 7,310,732
South Africa 2.8%
Absa Group Ltd. 74,141 1,031,008
Capitec Bank Holdings Ltd. 5,239 1,518,360
FirstRand Ltd. 276,216 1,639,095
Gold Fields Ltd. 28,281 950,666
Harmony Gold Mining Co. Ltd. 21,052 321,110
Impala Platinum Holdings Ltd. 29,522 309,810
MTN Group Ltd. 68,339 950,075
Naspers Ltd., Class N 15,302 766,146
Sasol Ltd.
(b)
11,651 114,918
Sibanye Stillwater Ltd. 102,333 217,403
Standard Bank Group Ltd. 75,399 1,486,220
Valterra Platinum Ltd. 8,676 585,670
Total 9,890,481
Issuer . Shares
.
Value ($)
Common Stocks (continued)
South Korea 25.2%
Amorepacific Corp. 1,864 127,170
APR Corp. 1,254 312,023
Celltrion, Inc. 8,457 945,975
DB Insurance Co. Ltd. 1,864 161,098
Hana Financial Group, Inc. 17,449 1,290,683
Hankook Tire & Technology Co. Ltd. 1,355 54,137
Hanmi Semiconductor Co. Ltd. 2,199 364,063
HD Hyundai Co. Ltd. 1,983 255,346
HD Hyundai Electric Co. Ltd. 1,121 703,293
HD Hyundai Heavy Industries Co. Ltd. 1,693 646,909
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 2,542 574,259
HMM Co. Ltd. 10,718 128,743
HYBE Co. Ltd. 1,081 134,035
Hyosung Heavy Industries Corp. 275 610,243
Hyundai Glovis Co. Ltd. 1,515 179,046
Hyundai Mobis Co. Ltd. 3,736 1,205,706
Hyundai Rotem Co. Ltd. 3,781 422,199
Kakao Corp. 17,896 399,088
KB Financial Group, Inc. 18,046 1,852,007
Kia Corp. 14,502 1,291,729
Korea Electric Power Corp. 13,402 320,063
Korea Investment Holdings Co. Ltd. 1,627 232,084
Krafton, Inc. 1,647 250,882
LG Corp. 2,674 167,934
LG Display Co. Ltd.
(b)
6,748 50,219
LG Electronics, Inc. 5,518 723,007
LS Electric Co. Ltd. 3,988 612,628
Meritz Financial Group, Inc.
(b)
2,436 166,037
Mirae Asset Securities Co. Ltd. 10,126 279,408
NAVER Corp. 7,842 1,007,266
NH Investment & Securities Co. Ltd., Class C 3,025 57,403
Posco International Corp. 1,767 56,056
Samsung Biologics Co. Ltd.
(a),(b)
638 572,812
Samsung C&T Corp. 4,190 1,267,034
Samsung Electro-Mechanics Co. Ltd. 2,901 4,089,450
Samsung Electronics Co. Ltd. 97,832 21,090,743
Samsung Fire & Marine Insurance Co. Ltd. 1,949 777,436
Samsung Heavy Industries Co. Ltd.
(b)
41,345 621,790

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Samsung Life Insurance Co. Ltd. 3,695 956,365
Samsung SDS Co. Ltd. 1,431 176,231
Shinhan Financial Group Co. Ltd. 24,482 1,513,829
SK Hynix, Inc. 19,736 33,757,438
SK Square Co. Ltd. 4,710 5,159,021
SK Telecom Co. Ltd. 4,507 257,161
SK, Inc. 1,662 894,667
S-Oil Corp. 1,684 115,651
Woori Financial Group, Inc. 54,461 1,019,408
Total 87,849,775
Taiwan 25.2%
Accton Technology Corp. 29,488 2,309,499
Advantech Co. Ltd. 7,000 108,110
ASE Technology Holding Co. Ltd. 217,999 4,653,346
Asia Vital Components Co. Ltd. 19,709 1,562,170
ASPEED Technology, Inc. 1,000 517,791
Asustek Computer, Inc.
(b)
46,635 1,024,736
Bizlink Holding, Inc. 10,000 601,132
Cathay Financial Holding Co. Ltd. 301,000 928,799
Chroma ATE, Inc. 20,000 1,356,081
CTBC Financial Holding Co. Ltd. 1,192,855 2,658,569
Delta Electronics, Inc. 108,730 6,655,581
E.Sun Financial Holding Co. Ltd. 1,111,367 1,201,846
Elite Material Co. Ltd. 17,333 2,932,678
eMemory Technology, Inc. 2,848 261,498
Evergreen Marine Corp. Taiwan Ltd. 99,726 577,573
First Financial Holding Co. Ltd. 1,009,223 1,037,529
Fortune Electric Co. Ltd. 4,308 104,940
Fubon Financial Holding Co. Ltd. 225,000 914,649
Global Unichip Corp. 4,087 621,585
Gold Circuit Electronics Ltd. 16,000 602,703
Hon Hai Precision Industry Co. Ltd. 708,472 5,582,110
Hon Precision, Inc. 4,000 812,393
Hotai Motor Co. Ltd. 39,773 581,179
Hua Nan Financial Holdings Co. Ltd., Class C 820,470 978,697
International Games System Co. Ltd., Class C 8,000 198,139
Jentech Precision Industrial Co. Ltd. 6,451 694,581
KGI Financial Holding Co. Ltd. 1,872,834 1,687,264
King Slide Works Co. Ltd. 4,308 995,303
Issuer . Shares
.
Value ($)
Common Stocks (continued)
King Yuan Electronics Co. Ltd. 45,000 476,747
Largan Precision Co. Ltd. 7,016 944,819
Lite-On Technology Corp. 152,438 1,062,302
Lotes Co. Ltd. 6,594 436,750
MediaTek, Inc. 81,890 10,912,155
Mega Financial Holding Co. Ltd. 64,000 92,615
Novatek Microelectronics Corp. 16,968 284,962
PharmaEssentia Corp. 11,000 462,700
Quanta Computer, Inc. 109,000 1,259,146
Realtek Semiconductor Corp. 32,515 822,661
SinoPac Financial Holdings Co. Ltd. 1,156,976 1,449,103
Taiwan Semiconductor Manufacturing Co. Ltd. 217,400 16,446,690
TS Financial Holding Co. Ltd. 596,000 622,071
Uni-President Enterprises Corp. 408,629 955,625
United Microelectronics Corp.
(b)
696,605 3,597,116
Wan Hai Lines Ltd.
(b)
19,354 48,117
Wiwynn Corp. 6,451 938,596
Yageo Corp. 72,118 2,580,777
Yuanta Financial Holding Co. Ltd. 951,604 1,962,563
Zhen Ding Technology Holding Ltd. 32,000 632,838
Total 88,148,834
Thailand 1.3%
Advanced Info Service PCL 61,200 676,101
Airports of Thailand PCL 87,700 169,616
Bangkok Dusit Medical Services PCL 512,000 297,455
Bumrungrad Hospital PCL 18,400 104,128
CP ALL PCL 410,000 576,978
Delta Electronics Thailand PCL 194,400 1,901,838
PTT PCL 846,700 904,798
Total 4,630,914
Turkey 0.7%
Akbank TAS 328,461 542,091
Aselsan Elektronik Sanayi Ve Ticaret AS 94,622 699,694
BIM Birlesik Magazalar AS 39,366 308,183
Turk Hava Yollari AO 69,676 486,853
Turkiye Petrol Rafinerileri AS 26,125 127,390
Yapi ve Kredi Bankasi AS
(b)
174,639 150,250
Total 2,314,461

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2026

Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
United Arab Emirates 1.6%
Abu Dhabi Commercial Bank PJSC 156,629 616,665
Abu Dhabi Islamic Bank PJSC 83,862 472,198
Aldar Properties PJSC 202,909 457,446
Emaar Properties PJSC 250,973 814,539
Emirates NBD Bank PJSC 111,550 897,806
Emirates Telecommunications Group Co. PJSC 245,953 1,285,766
First Abu Dhabi Bank PJSC 225,971 1,045,949
Total 5,590,369
United States 0.4%
BeOne Medicines Ltd., Class H
(b)
56,340 1,224,213
JBS NV, Class A 3,599 42,648
Total 1,266,861
Total Common Stocks
(Cost $ 250,622,121 ) 339,127,302
1 1
Preferred Stocks 1 .8%
Brazil 1.6%
Banco Bradesco SA 8.319% 356,073 1,245,167
Itau Unibanco Holding SA 8.175% 307,730 2,507,762
Petroleo Brasileiro SA
- Petrobras 8.759% 233,637 1,706,253
Total 5,459,182
Colombia 0.2%
Grupo Cibest SA 3.337% 41,742 818,373
Total Preferred Stocks
(Cost $ 4,778,019 ) 6,277,555
1 1
. Shares
.
Value ($)
Money Market Funds 0 .7%
Columbia Short-Term Cash Fund, 3.767%
(g),(h)
2,433,193 2,431,733
1 1 1
Total Money Market Funds
(Cost $ 2,431,973 ) 2,431,733
Total Investments in Securities
(Cost $ 257,832,113 ) 347,836,590
Other Assets & Liabilities, Net 906,866
Net Assets 348,743,456
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $8,828,021, which represents 2.53% of total net assets.

Portfolio of Investments
(continued)
Columbia Research Enhanced Emerging Economies ETF, June 30, 2026 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
2,433,934
(1,961)
(240)
2,431,733
—
—
3,286
2,433,193
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(b) Non-income producing investment.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to
$0, which represents less than 0.01% of total net assets.
(d) As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $0, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(f) Valuation based on significant unobservable inputs.
(g) The rate shown is the seven-day current annualized yield at June 30, 2026.
(h) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt
PJSC Private Joint Stock Company

1QT277_(08/26)
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